Segments (Notes)	12 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 21 — SEGMENTS
Effective October 1, 2014, the Company reorganized its management reporting and realigned its reportable segments in accordance with ASC 280, “Segment Reporting.”
For historical periods, Post operated in the following reportable business segments:

•	Post Foods: including the Post branded ready-to-eat (“RTE”) cereal business;

•	Michael Foods: including egg, potato, cheese and other dairy;

•	Active Nutrition: including high protein shakes, bars, powders and nutritional supplements;

•	Private Brands: including dry pasta, peanut butter and other nut butters, dried fruits and baking and snacking nuts; and

•	Attune Foods: including premium natural and organic cereals and snacks.
In connection with a reorganization of the Company’s business units, effective as of October 1, 2014, the reportable segments were changed as follows:

•	Consumer Brands: including the Post branded RTE cereal business, the legacy Active Nutrition businesses and the PowerBar and Musashi branded products;

•	Michael Foods Group: including the Michael Foods legacy businesses and the dry pasta business; and

•	Private Label: including the peanut butter and other nut butters (inclusive of the ABC business), dried fruits and baking and snacking nuts businesses and the legacy Attune Foods businesses.
All segment related disclosures have been recast within these financial statements to conform with the 2015 presentation.
Management evaluates each segment’s performance based on its segment profit, which is its operating profit before impairment of intangible assets, accelerated depreciation on plant closures, restructuring expenses, loss on assets held for sale and other unallocated corporate income and expenses. During the first quarter of fiscal 2015, the Company changed its methodology for allocating certain corporate costs to segment profit. Accordingly, segment profit for the years ended September 30, 2014, 2013 and 2012 have been adjusted to align with fiscal 2015 presentation.
Post’s external revenues were primarily generated by sales within the United States; foreign (primarily Canadian) sales were approximately 13% of total net sales. Sales are attributed to individual countries based on the address to which the product is shipped.
As of September 30, 2014 and 2013, the majority of Post’s tangible long-lived assets were located in the United States; the remainder is located in Canada and has a net carrying value of approximately $56.0 and $46.1, respectively.
In the fiscal years ended September 30, 2014, 2013 and 2012, one customer accounted for $276.8, $206.1 and $204.2, respectively, or approximately 11%, 20% and 21% of total net sales, respectively. Each of the segments sells products to this major customer.
The following tables present information about the Company’s operating segments, which are also its reportable segments. Note that “Additions to property and intangibles” excludes additions through business acquisitions (see Note 5).

	Year Ended September 30,
	2014	2013	2012
Net Sales
Consumer Brands	$1,256.4	$996.7	$958.9
Michael Foods Group	874.8	—	—
Private Label	280.6	37.8	—
Eliminations	(0.7)	(0.4)	—
Total	$2,411.1	$1,034.1	$958.9
Segment Profit (Loss)
Consumer Brands	$171.6	$175.1	$171.6
Michael Foods Group	21.6	—	—
Private Label	19.0	2.5	—
Total segment profit	212.2	177.6	171.6
General corporate expenses and other	96.7	53.5	32.5
Accelerated depreciation on plant closure	8.0	9.6	—
Losses on hedge of purchase price of foreign currency denominated acquisition	13.1	—	—
Restructuring expenses	1.1	3.8	—
Impairment of goodwill and other intangible assets	295.6	2.9	—
Loss on assets held for sale	5.4	—	—
Interest expense	183.7	85.5	60.3
Other expense, net	35.5	—	(1.6)
(Loss) earnings before income taxes	$(426.9)	$22.3	$80.4
Additions to property and intangibles
Consumer Brands	$39.0	$24.7	$21.6
Michael Foods Group	29.2	—	—
Private Label	37.6	—	—
Corporate	9.7	8.1	9.3
Total	$115.5	$32.8	$30.9
Depreciation and amortization
Consumer Brands	$68.6	$59.3	$60.3
Michael Foods Group	56.6	—	—
Private Label	15.7	2.6	—
Total segment depreciation and amortization	140.9	61.9	60.3
Accelerated depreciation on plant closure	8.0	9.6	—
Corporate	6.9	5.3	2.9
Total	$155.8	$76.8	$63.2

	September 30,
	2014	2013
Assets, end of year
Consumer Brands	$2,932.2	$2,812.9
Michael Foods Group	3,726.5	—
Private Label	558.6	172.0
Corporate	513.8	488.9
Total	$7,731.1	$3,473.8